RELATED PARTY TRANSACTIONS Share-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Related Party Transactions [Abstract]
Allocated Share-based Compensation Expense Less Than	$ 1	$ 1